Gain on sale of development properties (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Jan. 31, 2020 CNY (¥)	Feb. 27, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Feb. 28, 2019
Gain on sale of development properties [Line Items]
Gain on sale of development properties			¥ 767	$ 120	¥ 1,649	¥ 3,885
Disposal group discontinued operations cash and cash equivalents					¥ 116		$ 18
Core Fund II | Modern Logistics Facilities
Gain on sale of development properties [Line Items]
Total gross asset value to be disposed to Core Fund	¥ 5,000
Logistics Investment Development Fund One
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)					40.00%		40.00%
Minimum
Gain on sale of development properties [Line Items]
Lease term	4 years	4 years
Maximum
Gain on sale of development properties [Line Items]
Lease term	7 years	7 years
Core Fund
Gain on sale of development properties [Line Items]
Total gross asset value to be disposed to Core Fund		¥ 11,000
Core Funds
Gain on sale of development properties [Line Items]
Gain on sale of development properties			637		¥ 1,181	¥ 3,801
Rental rate adjusted with growth rate of fair market rent	5 years	5 years
Core Funds | General partner
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)	10.00%							20.00%
Core Funds | GIC
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)	90.00%							80.00%
GIC And Mubdala Investment Company | Logistics Investment Development Fund One
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)					60.00%		60.00%
GIC And Mubdala Investment Company | Logistics Investment Development Fund One | Modern Logistics Facilities
Gain on sale of development properties [Line Items]
Gain on sale of development properties			¥ 112		¥ 468
JD Aries Development Member
Gain on sale of development properties [Line Items]
Percentage of equity interest disposed			60.00%	60.00%
Gain on disposal of assets			¥ 18
Core Fund II
Gain on sale of development properties [Line Items]
Disposal group discontinued operations cash and cash equivalents					¥ 116